Introduction and overview of Group's risk management - Financial instruments by category - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 3,410,308	$ 2,899,340
Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,406,537	2,892,055
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,771	7,285
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,609,090	2,203,209
Bank and bond borrowings | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,609,090	2,203,209
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	342,841	301,813
Trade payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	342,841	301,813
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	78,505	72,286
Other payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	78,505	72,286
Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	376,101	314,747
Lease liabilities [member] | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	376,101	314,747
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,771	7,285
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 3,771	$ 7,285